TRADE AND OTHER RECEIVABLES - Movements in the allowance for expected credit losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit losses beginning balance	$ (446)
Accruals for expected credit losses	48	$ 0	$ 0
Expected credit losses ending balance	(412)	(446)
Expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit losses beginning balance	84	159
Expected credit losses ending balance	96	84	$ 159
Trade receivables | Expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Accruals for expected credit losses	35	44
Impairment reversal	(8)	(6)
Accounts receivable written off	(6)	(64)
Reclassifications	0	(4)
Reclassification as held for sale	0	(28)
Foreign currency translation adjustment	(9)	(15)
Other movements	$ 0	$ (2)